Mortgage Servicing Assets - Estimated Amortization Expense (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2018	$ 501
2019	434
2020	367
2021	300
2022	232
Thereafter	291
Total	$ 2,125	$ 2,271	$ 2,040	$ 2,072